UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 677 5440

Signature, Place, and Date of Signing:

     Bart Stephens     San Francisco, CA     May 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $61,402 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     1280   120274 SH       Defined                         120274
AIRSPAN NETWORKS INC           COM              00950h102     1072  5721202 SH       Defined                        5721202
ARRAY BIOPHARMA INC            COM              04269X105     1138   431225 SH       Defined                         431225
BIOCRYST PHARMACEUTICALS       COM              09058V103     2613  1193234 SH       Defined                        1193234
BIOCRYST PHARMACEUTICALS       COM              09058V103      788   359945 SH       Defined                         359945
CALIPER LIFE SCIENCES INC      COM              130872104     1503  1518042 SH       Defined                        1518042
CLEARWIRE CORP NEW             CL A             18538Q105     5370  1042709 SH       Defined                        1042709
COMVERGE INC                   COM              205859101     1814   261073 SH       Defined                         261073
DELIA'S INC NEW                COM              246911101       47    27910 SH       Defined                          27910
DENISON MINES CORP             COM              248356107      141   195711 SH       Defined                         195711
DG FASTCHANNEL INC             COM              23326R109     3286   175092 SH       Defined                         175092
ELECTRONIC ARTS INC            COM              285512109      214    11000 SH       Defined                          11000
EMERITUS CORP                  COM              291005106      502    76600 SH       Defined                          76600
ENERGY RECOVERY INC            COM              29270J100     2042   268658 SH       Defined                         268658
ENERNOC INC                    COM              292764107      442    30280 SH       Defined                          30280
FREDERICKS HOLLYWOOD GROUP I   COM              35582T108       66   149835 SH       Defined                         149835
GLOBAL CASH ACCESS HLDGS INC   COM              378967103      651   170400 SH       Defined                         170400
GLU MOBILE INC                 COM              379890106     1396  2909242 SH       Defined                        2909242
HELICOS BIOSCIENCES CORP       COM              42326R109      598  1014048 SH       Defined                        1014048
HELICOS BIOSCIENCES CORP       COM              42326R109      757  1724136 SH       Defined                        1724136
ICAGEN INC                     COM              45104P104       60   149128 SH       Defined                         149128
ILLUMINA INC                   COM              452327109      559    15000 SH       Defined                          15000
ISILON SYS INC                 COM              46432L104     2698  1226473 SH       Defined                        1226473
MANITEX INTL INC               COM              563420108      848   901947 SH       Defined                         901947
MMC ENERGY INC                 COM NEW          55312Q208     2562  2693875 SH       Defined                        2693875
MONOGRAM BIOSCIENCES INC       COM NEW          60975u207     2793  1099529 SH       Defined                        1099529
MOVE INC COM                   COM              62458M108     1312   905022 SH       Defined                         905022
NATUS MEDICAL INC DEL          COM              639050103      528    62000 SH       Defined                          62000
NVIDIA CORP                    COM              67066G104      107    10000 SH       Defined                          10000
ORANGE 21 INC                  COM              685317109      984  1025214 SH       Defined                        1025214
ORBCOMM INC                    COM              68555P100     4276  2908707 SH       Defined                        2908707
ORMAT TECHNOLOGIES INC         COM              686688102      553    20110 SH       Defined                          20110
PLATO LEARNING INC             COM              72764Y100       85    47484 SH       Defined                          47484
PROXIM WIRELESS CORP           COM              744285107      103   604810 SH       Defined                         604810
PURECYCLE CORP                 COM NEW          746228303      286    99631 SH       Defined                          99631
ROCKWOOD HLDGS INC             COM              774415103     3481   438200 SH       Defined                         438200
SALESFORCE COM INC             COM              79466L302      327    10000 SH       Defined                          10000
SCIENTIFIC LEARNING CORP       COM              808760102      314   157933 SH       Defined                         157933
SENORX INC                     COM              81724W104      536   155000 SH       Defined                         155000
SOURCEFIRE INC                 COM              83616T108     1658   227694 SH       Defined                         227694
STRATEGIC DIAGNOSTICS INC      COM              862700101     2084  1929606 SH       Defined                        1929606
SUPPORTSOFT INC                COM              868587106     1912   995624 SH       Defined                         995624
SURMODICS INC                  COM              868873100     1825   100000 SH       Defined                         100000
TOWERSTREAM CORP               COM              892000100     2394  3109589 SH       Defined                        3109589
U.S. AUTO PARTS NETWORK INC    COM              90343C100     2925  1827904 SH       Defined                        1827904
VOLTAIRE LTD                   ORD SHS          M97613109      109    45870 SH       Defined                          45870
WIRELESS RONIN TECHNOLOGIES    COM              97652A203      262   129900 SH       Defined                         129900
XATA CORP                      COM NEW          983882309      101    43172 SH       Defined                          43172